Related Party Transactions - Due from Related Parties (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction
Due from Related Parties	¥ 218,756,144	$ 31,716,660	¥ 243,785,771
Service fee receivable from related party
Related Party Transaction
Due from Related Parties	18,756,144	2,719,386	20,597,776
Loans to related party
Related Party Transaction
Due from Related Parties	¥ 200,000,000	$ 28,997,274	200,000,000
Loans to related party | Noncontrolling interest shareholder
Related Party Transaction
Due from Related Parties			¥ 23,187,995